STOCKHOLDERS EQUITY (Tables)	12 Months Ended
May 31, 2020
STOCKHOLDERS EQUITY (Tables)
Schedule of Warrants by Excerise Price Range

The following is a summary of warrants activity during the year ended May 31, 2020.

	Number of Shares	Weighted Average Exercise Price
Balance, May 31, 2019	9,317,500	0.15

Warrants expired	(1,485,000)	0.21

Balance, May 31, 2020	7,832,500	0.14